SUBSEQUENT EVENTS (Details)		3 Months Ended	6 Months Ended
	Jul. 07, 2021 USD ($) Vote $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2021 Vote shares	Aug. 18, 2021 USD ($)	Jul. 08, 2021	Dec. 31, 2020 Vote
Subsequent Event [Line Items]
Purchase of aggregate shares | shares			250,000
Class A Ordinary Shares
Subsequent Event [Line Items]
Common shares, votes per share | Vote			1			1
Number of units sold | shares		20,700,000	20,700,000
Class B Ordinary Shares
Subsequent Event [Line Items]
Common shares, votes per share | Vote			1			1
Subsequent Event
Subsequent Event [Line Items]
Business Combination, Number of Shares Received | shares	10,000,000
Proceeds from issuance of commom stock | $	$ 126,100,000
Subsequent Event | Hyperfine
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					74.00%
Subsequent Event | Hyperfine | Class A Ordinary Shares
Subsequent Event [Line Items]
Common shares, votes per share | Vote	1
Share Price (Per share) | $ / shares	$ 10.00
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 15.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days
Purchase of aggregate shares | shares	12,610,000
Subsequent Event | Hyperfine | Class B Ordinary Shares
Subsequent Event [Line Items]
Common shares, votes per share | Vote	20
Business Combination, Cease To Beneficially Own	20.00%
Subsequent Event | Liminal
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					95.00%
Sponsor | Subsequent Event
Subsequent Event [Line Items]
Maximum amount agreed to provide loans | $				$ 300,000